Subsequent Events - Additional Information (Detail) $ in Thousands				1 Months Ended			3 Months Ended		6 Months Ended	12 Months Ended		13 Months Ended
	Aug. 18, 2022 shares	Feb. 25, 2022 shares	Feb. 08, 2022 shares	May 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Jun. 30, 2021 USD ($) shares	Jun. 30, 2022 USD ($)	Mar. 31, 2022 USD ($) shares	Jun. 30, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Jun. 30, 2022 USD ($)	Jul. 31, 2022 USD ($) shares	Jan. 28, 2022 shares
Subsequent Event [Line Items]
Aggregate number of common shares reserved for future issuance | shares					27,582,505					27,582,505	14,578,328
Proceeds from share subscription facility provided by business acquired										$ 125,000
Class of warrant or right, outstanding | shares					9,825,545					9,825,545
Issuance of common stock warrants										$ 21,971	$ 7,212
Expenses recognized on awards										$ 11,972	$ 5,443
Stock Issued During Period Shares To Reimburse A Related Party For Merger related Expenses | shares								863,000
Related Party Merger Related Expenses Amount								$ 1,700
Sensata Warrants [Member]
Subsequent Event [Line Items]
Class of warrant or right, outstanding | shares					2,500,000	2,500,000				2,500,000
Issuance of common stock warrants						$ 17,600
Payments for Repurchase of Warrants						25
Sensata Warrants [Member] | Prepaid Expenses and Other Current Assets [Member]
Subsequent Event [Line Items]
Sensata prepaid services						8,800
Sensata Warrants [Member] | Other Noncurrent Assets [Member]
Subsequent Event [Line Items]
Sensata prepaid services						$ 8,800
Related Party Restricted Stock Units [Member]
Subsequent Event [Line Items]
Number of units granted to related parties | shares									1,931,950	2,963,703
Aggregate fair value of units granted to related parties									$ 2,200	$ 20,100
Expenses recognized on awards							$ 2,500		$ 22,600
Related Party Restricted Stock Units [Member] | Five related parties and officers [Member]
Subsequent Event [Line Items]
Number of shares issued under share-based payment arrangement. | shares										2,963,739
Two Thousand Thirteen Incentive Stock plan [Member]
Subsequent Event [Line Items]
Aggregate number of common shares reserved for future issuance | shares														5,819,920
Two Thousand Twenty Two Equity Incentive Stock Plan [Member]
Subsequent Event [Line Items]
Number of shares authorized for issuance under share-based payment arrangement. | shares														108,638,512
Aggregate number of common shares reserved for future issuance | shares			13,590,156
Two Thousand Twenty Two Equity Incentive Stock Plan [Member] | Restricted Stock Units (RSUs) [Member]
Subsequent Event [Line Items]
Number of shares issued under share-based payment arrangement. | shares		3,784,842
Two Thousand Twenty Two Equity Incentive Stock Plan [Member] | Restricted Stock Units (RSUs) [Member] | Five related parties and officers [Member]
Subsequent Event [Line Items]
Number of shares issued under share-based payment arrangement. | shares		1,905,031
Two Thousand Twenty Two Employee Stock Purchase Plan [Member]
Subsequent Event [Line Items]
Number of shares authorized for issuance under share-based payment arrangement. | shares			834,123
QNGYSeries B Convertible Preferred Stock Legacy Quanergy [Member]
Subsequent Event [Line Items]
Stockholders' Equity Note, Stock Split, Conversion Ratio			11.5423
QNGYSeries C Convertible Preferred Stock Legacy Quanergy [Member]
Subsequent Event [Line Items]
Stockholders' Equity Note, Stock Split, Conversion Ratio			14.3118
QNGYAll other Convertible Preferred Stock Legacy Quanergy [Member]
Subsequent Event [Line Items]
Stockholders' Equity Note, Stock Split, Conversion Ratio			3.8799
GEM Agreement [Member]
Subsequent Event [Line Items]
Number of shares issued under share-based payment arrangement. | shares	12,000,000
Number Of Settlement Days After The Pricing Period	30 days
Number Of Trading Days Based On The Average Share Price	30 days
Proceeds from share subscription facility provided by business acquired					$ 125,000
Percentage Price Used For Determining Average Closing Price					90
Warrant Exercisable Percent										2.50%
Warrants Fair Value Disclosure					$ 4,000					$ 4,000
Warrants Payable In Cash										2,500
Warrants Issued										4,000
Proceeds from Short-Term Debt				$ 9,900
Shares Issued Upon Draw Down Of Gem Agreement | shares				26,283,186
Percentage Of Average Trading Price To Determine Other Values				90.00%
Number of trading days for determining the share price				30 days
Share Settled Forward Asset													$ 10,000
Common Stock Shares Returned Upon Settlement | shares													1,134,581
Expense For The Change In Fair Value Of The Forward Asset													$ 9,600
Loss Contingency Accrual, Payments										$ 2,500		$ 2,750
Due to Related Parties								$ 1,100